Distribution Date:	10/20/25	Wells Fargo Commercial Mortgage Trust 2021-C59
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2021-C59

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Cash Flows	8		Andrew Hundertmark		ahundertmark@argenticservices.com
Bond / Collateral Reconciliation - Balances	9		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Current Mortgage Loan and Property Stratification	10-14	Asset Representations	Pentalpha Surveillance LLC
		Reviewer & Operating
Mortgage Loan Detail (Part 1)	15-17	Advisor
Mortgage Loan Detail (Part 2)	18-20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003CAA8	0.601000%	21,533,000.00	1,799,049.05	468,676.56	901.02	0.00	0.00	469,577.58	1,330,372.49	30.75%	30.00%
A-2	95003CAB6	1.354000%	17,221,000.00	17,221,000.00	0.00	19,431.03	0.00	0.00	19,431.03	17,221,000.00	30.75%	30.00%
A-3	95003CAC4	1.958000%	24,500,000.00	24,500,000.00	0.00	39,975.83	0.00	0.00	39,975.83	24,500,000.00	30.75%	30.00%
A-SB	95003CAD2	2.298000%	25,376,000.00	25,376,000.00	0.00	48,595.04	0.00	0.00	48,595.04	25,376,000.00	30.75%	30.00%
A-4	95003CAE0	2.343000%	154,489,000.00	154,489,000.00	0.00	301,639.77	0.00	0.00	301,639.77	154,489,000.00	30.75%	30.00%
A-5	95003CAJ9	2.626000%	335,118,000.00	335,118,000.00	0.00	733,349.89	0.00	0.00	733,349.89	335,118,000.00	30.75%	30.00%
A-S	95003CAN0	2.883000%	56,791,000.00	56,791,000.00	0.00	136,440.38	0.00	0.00	136,440.38	56,791,000.00	23.70%	23.13%
B	95003CAS9	3.034000%	41,302,000.00	41,302,000.00	0.00	104,425.22	0.00	0.00	104,425.22	41,302,000.00	18.58%	18.13%
C	95003CAW0	3.284000%	39,238,000.00	39,238,000.00	0.00	107,381.33	0.00	0.00	107,381.33	39,238,000.00	13.71%	13.38%
D	95003CBE9	2.500000%	25,814,000.00	25,814,000.00	0.00	53,779.17	0.00	0.00	53,779.17	25,814,000.00	10.51%	10.25%
E	95003CBG4	2.500000%	19,619,000.00	19,619,000.00	0.00	40,872.92	0.00	0.00	40,872.92	19,619,000.00	8.07%	7.88%
F	95003CBJ8	2.625000%	21,684,000.00	21,684,000.00	0.00	47,433.75	0.00	0.00	47,433.75	21,684,000.00	5.38%	5.25%
G-RR	95003CBL3	3.944576%	9,293,000.00	9,293,000.00	0.00	30,547.46	0.00	0.00	30,547.46	9,293,000.00	4.23%	4.13%
H-RR*	95003CBN9	3.944576%	34,075,065.00	34,075,065.00	0.00	103,674.60	0.00	0.00	103,674.60	34,075,065.00	0.00%	0.00%
V	95003CBQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95003CBS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			826,053,065.00	806,319,114.05	468,676.56	1,768,447.41	0.00	0.00	2,237,123.97	805,850,437.49

X-A	95003CBU3	1.486808%	578,237,000.00	558,503,049.05	0.00	691,989.06	0.00	0.00	691,989.06	558,034,372.49
X-B	95003CBV1	0.901590%	137,331,000.00	137,331,000.00	0.00	103,180.26	0.00	0.00	103,180.26	137,331,000.00
X-D	95003CBA7	1.444576%	45,433,000.00	45,433,000.00	0.00	54,692.87	0.00	0.00	54,692.87	45,433,000.00
X-F	95003CBC3	1.319576%	21,684,000.00	21,684,000.00	0.00	23,844.75	0.00	0.00	23,844.75	21,684,000.00
Notional SubTotal			782,685,000.00	762,951,049.05	0.00	873,706.94	0.00	0.00	873,706.94	762,482,372.49

Deal Distribution Total					468,676.56	2,642,154.35	0.00	0.00	3,110,830.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003CAA8	83.54846282	21.76550225	0.04184368	0.00000000	0.00000000	0.00000000	0.00000000	21.80734593	61.78296057
A-2	95003CAB6	1,000.00000000	0.00000000	1.12833343	0.00000000	0.00000000	0.00000000	0.00000000	1.12833343	1,000.00000000
A-3	95003CAC4	1,000.00000000	0.00000000	1.63166653	0.00000000	0.00000000	0.00000000	0.00000000	1.63166653	1,000.00000000
A-SB	95003CAD2	1,000.00000000	0.00000000	1.91500000	0.00000000	0.00000000	0.00000000	0.00000000	1.91500000	1,000.00000000
A-4	95003CAE0	1,000.00000000	0.00000000	1.95249998	0.00000000	0.00000000	0.00000000	0.00000000	1.95249998	1,000.00000000
A-5	95003CAJ9	1,000.00000000	0.00000000	2.18833333	0.00000000	0.00000000	0.00000000	0.00000000	2.18833333	1,000.00000000
A-S	95003CAN0	1,000.00000000	0.00000000	2.40250004	0.00000000	0.00000000	0.00000000	0.00000000	2.40250004	1,000.00000000
B	95003CAS9	1,000.00000000	0.00000000	2.52833325	0.00000000	0.00000000	0.00000000	0.00000000	2.52833325	1,000.00000000
C	95003CAW0	1,000.00000000	0.00000000	2.73666675	0.00000000	0.00000000	0.00000000	0.00000000	2.73666675	1,000.00000000
D	95003CBE9	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	95003CBG4	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
F	95003CBJ8	1,000.00000000	0.00000000	2.18750000	0.00000000	0.00000000	0.00000000	0.00000000	2.18750000	1,000.00000000
G-RR	95003CBL3	1,000.00000000	0.00000000	3.28714732	0.00000000	0.00000000	0.00000000	0.00000000	3.28714732	1,000.00000000
H-RR	95003CBN9	1,000.00000000	0.00000000	3.04253565	0.24461142	3.10057662	0.00000000	0.00000000	3.04253565	1,000.00000000
V	95003CBQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95003CBS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003CBU3	965.87220992	0.00000000	1.19672221	0.00000000	0.00000000	0.00000000	0.00000000	1.19672221	965.06168317
X-B	95003CBV1	1,000.00000000	0.00000000	0.75132534	0.00000000	0.00000000	0.00000000	0.00000000	0.75132534	1,000.00000000
X-D	95003CBA7	1,000.00000000	0.00000000	1.20381375	0.00000000	0.00000000	0.00000000	0.00000000	1.20381375	1,000.00000000
X-F	95003CBC3	1,000.00000000	0.00000000	1.09964721	0.00000000	0.00000000	0.00000000	0.00000000	1.09964721	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/25 - 09/30/25	30	0.00	901.02	0.00	901.02	0.00	0.00	0.00	901.02	0.00
A-2	09/01/25 - 09/30/25	30	0.00	19,431.03	0.00	19,431.03	0.00	0.00	0.00	19,431.03	0.00
A-3	09/01/25 - 09/30/25	30	0.00	39,975.83	0.00	39,975.83	0.00	0.00	0.00	39,975.83	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	48,595.04	0.00	48,595.04	0.00	0.00	0.00	48,595.04	0.00
A-4	09/01/25 - 09/30/25	30	0.00	301,639.77	0.00	301,639.77	0.00	0.00	0.00	301,639.77	0.00
A-5	09/01/25 - 09/30/25	30	0.00	733,349.89	0.00	733,349.89	0.00	0.00	0.00	733,349.89	0.00
X-A	09/01/25 - 09/30/25	30	0.00	691,989.06	0.00	691,989.06	0.00	0.00	0.00	691,989.06	0.00
X-B	09/01/25 - 09/30/25	30	0.00	103,180.26	0.00	103,180.26	0.00	0.00	0.00	103,180.26	0.00
X-D	09/01/25 - 09/30/25	30	0.00	54,692.87	0.00	54,692.87	0.00	0.00	0.00	54,692.87	0.00
X-F	09/01/25 - 09/30/25	30	0.00	23,844.75	0.00	23,844.75	0.00	0.00	0.00	23,844.75	0.00
A-S	09/01/25 - 09/30/25	30	0.00	136,440.38	0.00	136,440.38	0.00	0.00	0.00	136,440.38	0.00
B	09/01/25 - 09/30/25	30	0.00	104,425.22	0.00	104,425.22	0.00	0.00	0.00	104,425.22	0.00
C	09/01/25 - 09/30/25	30	0.00	107,381.33	0.00	107,381.33	0.00	0.00	0.00	107,381.33	0.00
D	09/01/25 - 09/30/25	30	0.00	53,779.17	0.00	53,779.17	0.00	0.00	0.00	53,779.17	0.00
E	09/01/25 - 09/30/25	30	0.00	40,872.92	0.00	40,872.92	0.00	0.00	0.00	40,872.92	0.00
F	09/01/25 - 09/30/25	30	0.00	47,433.75	0.00	47,433.75	0.00	0.00	0.00	47,433.75	0.00
G-RR	09/01/25 - 09/30/25	30	0.00	30,547.46	0.00	30,547.46	0.00	0.00	0.00	30,547.46	0.00
H-RR	09/01/25 - 09/30/25	30	96,998.35	112,009.75	0.00	112,009.75	8,335.15	0.00	0.00	103,674.60	105,652.35
Totals			96,998.35	2,650,489.50	0.00	2,650,489.50	8,335.15	0.00	0.00	2,642,154.35	105,652.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4-X1	95003CAG5	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	95003CAH3	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	95003CBW9	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	95003CAF7	N/A	154,489,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	95003CAL4	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	95003CAM2	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-1	95003CBX7	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	95003CAK6	N/A	335,118,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	95003CAQ3	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	95003CAR1	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	95003CAU4	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	95003CAV2	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	95003CBY5	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	95003CAP5	N/A	56,791,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	95003CAY6	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	95003CAZ3	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	95003CBZ2	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	95003CAT7	N/A	41,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	95003CCA6	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	95003CAE0	2.343000%	154,489,000.00	154,489,000.00	0.00	301,639.77	0.00	0.00	301,639.77	154,489,000.00
C-2	95003CAX8	N/A	39,238,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Exch)	95003CAJ9	2.626000%	335,118,000.00	335,118,000.00	0.00	733,349.89	0.00	0.00	733,349.89	335,118,000.00
A-S (Exch)	95003CAN0	2.883000%	56,791,000.00	56,791,000.00	0.00	136,440.38	0.00	0.00	136,440.38	56,791,000.00
B (Exch)	95003CAS9	3.034000%	41,302,000.00	41,302,000.00	0.00	104,425.22	0.00	0.00	104,425.22	41,302,000.00
C (Exch)	95003CAW0	3.284000%	39,238,000.00	39,238,000.00	0.00	107,381.33	0.00	0.00	107,381.33	39,238,000.00
Exchangeable Certificates Total			3,134,690,000.00	626,938,000.00	0.00	1,383,236.59	0.00	0.00	1,383,236.59	626,938,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	95003CBW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	95003CAF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	95003CBX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	95003CAK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	95003CBY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	95003CAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	95003CBZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	95003CAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	95003CCA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4 (Exch)	95003CAE0	1,000.00000000	0.00000000	1.95249998	0.00000000	0.00000000	0.00000000	0.00000000	1.95249998	1,000.00000000
C-2	95003CAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5 (Exch)	95003CAJ9	1,000.00000000	0.00000000	2.18833333	0.00000000	0.00000000	0.00000000	0.00000000	2.18833333	1,000.00000000
A-S (Exch)	95003CAN0	1,000.00000000	0.00000000	2.40250004	0.00000000	0.00000000	0.00000000	0.00000000	2.40250004	1,000.00000000
B (Exch)	95003CAS9	1,000.00000000	0.00000000	2.52833325	0.00000000	0.00000000	0.00000000	0.00000000	2.52833325	1,000.00000000
C (Exch)	95003CAW0	1,000.00000000	0.00000000	2.73666675	0.00000000	0.00000000	0.00000000	0.00000000	2.73666675	1,000.00000000

Notional Certificates
A-4-X1	95003CAG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	95003CAH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	95003CAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	95003CAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	95003CAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	95003CAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	95003CAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	95003CAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	95003CAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	95003CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,110,830.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,661,542.90	Master Servicing Fee	3,258.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,770.83
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.97
ARD Interest	0.00	Operating Advisor Fee	1,196.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	201.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,661,542.90	Total Fees	11,053.39

Principal		Expenses/Reimbursements
Scheduled Principal	468,676.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,022.57
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,312.58
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	468,676.56	Total Expenses/Reimbursements	8,335.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,642,154.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	468,676.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,110,830.91
Total Funds Collected	3,130,219.46	Total Funds Distributed	3,130,219.45

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	806,319,114.64	806,319,114.64	Beginning Certificate Balance	806,319,114.05
(-) Scheduled Principal Collections	468,676.56	468,676.56	(-) Principal Distributions	468,676.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	805,850,438.08	805,850,438.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	806,442,952.36	806,442,952.36	Ending Certificate Balance	805,850,437.49
Ending Actual Collateral Balance	805,992,572.99	805,992,572.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.59)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.59)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP	Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP
2,000,000 or less	1	1,200,000.00	0.15%	65	4.5100	2.060000	1.30 or less	5	71,021,057.01	8.81%	50	4.1642	1.038255
2,000,001 to 3,000,000	6	14,436,149.30	1.79%	60	4.2158	2.290542	1.31 to 1.40	1	13,331,499.83	1.65%	66	5.1000	1.390000
3,000,001 to 4,000,000	3	10,868,993.34	1.35%	66	4.8029	1.651170	1.41 to 1.50	4	58,655,519.20	7.28%	65	4.5355	1.426260
4,000,001 to 5,000,000	4	18,608,407.00	2.31%	65	4.2382	1.872777	1.51 to 1.60	3	57,853,930.92	7.18%	66	4.5714	1.533075
5,000,001 to 6,000,000	5	27,171,896.82	3.37%	66	4.2471	2.161863	1.61 to 1.70	5	27,061,409.91	3.36%	65	4.3506	1.638060
6,000,001 to 7,000,000	7	46,746,251.01	5.80%	65	4.0990	2.652493	1.71 to 1.80	1	10,180,504.51	1.26%	62	4.3700	1.750000
7,000,001 to 8,000,000	5	37,259,169.19	4.62%	66	4.2157	2.616187	1.81 to 1.90	2	19,129,596.98	2.37%	65	3.9392	1.854616
8,000,001 to 9,000,000	4	34,148,417.09	4.24%	65	3.9583	1.583989	1.91 to 2.00	8	47,680,206.34	5.92%	64	4.1518	1.962176
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.50	14	163,506,202.29	20.29%	59	4.1038	2.220997
10,000,001 to 15,000,000	9	109,436,522.70	13.58%	64	4.2489	1.841276	2.51 to 4.00	14	217,676,966.92	27.01%	65	3.6804	2.984012
15,000,001 to 20,000,000	3	51,618,501.47	6.41%	45	4.1417	2.077216	4.01 or greater	3	92,450,000.00	11.47%	60	2.9831	5.660141
20,000,001 to 30,000,000	8	195,552,585.99	24.27%	61	4.1220	2.099783	Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993
30,000,001 to 50,000,000	4	163,600,000.00	20.30%	63	3.5108	3.878686
50,000,001 or greater	1	67,900,000.00	8.43%	66	3.2680	3.170000
Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	27,303,544.17	3.39%	64	4.1805	NAP	Texas	1	5,800,000.00	0.72%	66	4.0000	3.260000
Arizona	3	37,325,000.00	4.63%	66	4.2950	2.741172	Virginia	4	38,469,395.28	4.77%	65	4.4357	1.471689
Arkansas	1	8,588,910.85	1.07%	62	3.7175	2.560000	Washington	1	48,400,000.00	6.01%	64	2.4050	5.680000
California	8	129,256,596.98	16.04%	58	3.7832	2.396430	West Virginia	2	21,599,604.44	2.68%	66	4.0093	2.623164
Florida	6	35,822,910.05	4.45%	36	4.7296	1.588894	Totals	99	805,850,438.08	100.00%	62	3.9608	2.526993
Georgia	5	22,831,841.96	2.83%	59	4.2678	2.211344
									Property Type³
Illinois	10	29,746,743.86	3.69%	66	4.4276	1.613393
Indiana	5	19,633,956.34	2.44%	65	4.3257	1.692004		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	14,370,396.00	1.78%	63	3.8327	2.384431		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	2	7,529,317.76	0.93%	64	4.2458	2.181948	Defeased	5	27,303,544.17	3.39%	64	4.1805	NAP
Kentucky	1	1,053,787.59	0.13%	62	4.3700	1.750000	Industrial	17	121,331,131.50	15.06%	65	4.2140	1.964183
Louisiana	2	23,584,982.68	2.93%	65	4.6350	1.410000	Lodging	8	55,230,800.29	6.85%	57	3.9868	4.539682
Maryland	3	33,570,293.73	4.17%	65	4.1167	1.792212	Mixed Use	5	41,360,194.31	5.13%	64	4.2798	1.451033
Michigan	15	77,678,818.35	9.64%	65	3.7472	2.188943	Mobile Home Park	2	13,414,717.59	1.66%	65	3.8676	2.612405
Missouri	1	2,350,000.00	0.29%	65	5.0000	1.630000	Multi-Family	17	104,739,806.96	13.00%	65	4.1092	2.456781
Nevada	2	36,500,000.00	4.53%	53	3.5580	5.820000	Office	11	284,485,924.40	35.30%	59	3.5839	2.764366
New Jersey	1	7,000,000.00	0.87%	65	3.8100	2.700000	Other	1	6,500,000.00	0.81%	64	4.7200	2.500000
New Mexico	1	5,800,000.00	0.72%	65	4.0980	1.990000	Retail	24	120,057,127.64	14.90%	64	4.2353	2.207823
New York	7	68,600,000.00	8.51%	66	4.6189	1.773885	Self Storage	9	31,427,190.99	3.90%	65	4.0793	2.747771
North Carolina	3	8,346,993.34	1.04%	65	4.8502	1.403113	Totals	99	805,850,438.08	100.00%	62	3.9608	2.526993
Ohio	2	3,545,223.53	0.44%	64	4.4065	2.397068
Pennsylvania	3	76,679,169.19	9.52%	66	3.3565	3.009389
Puerto Rico	1	7,660,000.00	0.95%	66	4.4100	2.020000
South Carolina	1	3,702,951.74	0.46%	66	4.5900	2.390000
Tennessee	1	3,100,000.00	0.38%	65	4.0980	1.960000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP	Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP
	3.250% or less	1	48,400,000.00	6.01%	64	2.4050	5.680000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	3	88,175,000.00	10.94%	66	3.2884	3.179804	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	7	142,797,814.91	17.72%	62	3.5898	2.959282	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	13	136,215,487.24	16.90%	65	3.9055	2.634134	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	107,189,465.37	13.30%	57	4.0874	1.923971	49 months or greater	60	778,546,893.91	96.61%	62	3.9531	2.558328
	4.251% to 4.500%	14	97,128,858.24	12.05%	65	4.4017	2.036032	Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993
	4.501% to 4.750%	6	72,208,773.51	8.96%	65	4.6524	1.754839
	4.751% to 5.000%	4	69,181,001.47	8.58%	51	4.8397	1.488348
	5.001% to 5.500%	1	13,331,499.83	1.65%	66	5.1000	1.390000
	5.501% or greater	1	3,918,993.34	0.49%	66	5.7000	0.740000
	Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP	Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP
	57 months or less	6	93,313,179.21	11.58%	38	4.0302	3.369806	Interest Only	28	489,002,500.00	60.68%	63	3.7387	3.014188
58 months to 83 months		54	685,233,714.70	85.03%	65	3.9426	2.447823	298 months or less	4	25,486,294.66	3.16%	60	4.1284	1.793382
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months to 344 months	28	264,058,099.25	32.77%	61	4.3333	1.787961
	Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993	345 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	27,303,544.17	3.39%	64	4.1805	NAP			No outstanding loans in this group
Underwriter's Information		2	19,677,750.84	2.44%	65	4.6541	1.577055
	12 months or less	55	679,469,143.07	84.32%	61	3.9970	2.537238
	13 months to 24 months	1	1,200,000.00	0.15%	65	4.5100	2.060000
	25 months or greater	2	78,200,000.00	9.70%	66	3.3868	2.996138
	Totals	64	805,850,438.08	100.00%	62	3.9608	2.526993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310957093	OF	Philadelphia	PA	Actual/360	3.268%	184,914.33	0.00	0.00	N/A	04/11/31	--	67,900,000.00	67,900,000.00	10/11/25
2	301741523	OF	Seattle	WA	Actual/360	2.405%	97,001.67	0.00	0.00	N/A	02/06/31	--	48,400,000.00	48,400,000.00	10/06/25
3	301741530	IN	West Nyack	NY	Actual/360	4.775%	163,145.83	0.00	0.00	N/A	04/06/31	--	41,000,000.00	41,000,000.00	10/06/25
4	883101134	OF	Novi	MI	Actual/360	3.510%	110,272.50	0.00	0.00	N/A	04/06/31	--	37,700,000.00	37,700,000.00	10/06/25
5	324750005	LO	Las Vegas	NV	Actual/360	3.558%	108,222.50	0.00	0.00	03/05/30	03/05/32	--	36,500,000.00	36,500,000.00	10/05/25
6	307331234	MF	Torrance	CA	Actual/360	3.890%	97,250.00	0.00	0.00	N/A	04/06/31	--	30,000,000.00	30,000,000.00	10/06/25
7	324750007	IN	Various	Various	Actual/360	3.717%	64,725.81	41,367.06	0.00	N/A	12/06/30	--	20,893,333.98	20,851,966.92	10/05/25
8	310957179	OF	Phoenix	AZ	Actual/360	4.474%	102,529.17	0.00	0.00	N/A	04/11/31	--	27,500,000.00	27,500,000.00	10/11/25
9	310956382	OF	San Francisco	CA	Actual/360	3.584%	81,147.73	0.00	0.00	N/A	03/11/31	--	27,170,000.00	27,170,000.00	10/11/25
10	301741524	Various Metairie		LA	Actual/360	4.635%	91,251.52	40,006.71	0.00	N/A	03/06/31	--	23,624,989.39	23,584,982.68	10/06/25
11	301741532	OF	San Diego	CA	Actual/360	4.045%	82,585.42	0.00	0.00	N/A	04/06/28	--	24,500,000.00	24,500,000.00	10/06/25
12	300572157	RT	Burke	VA	Actual/360	4.720%	84,470.42	29,894.51	0.00	N/A	02/06/31	--	21,475,530.90	21,445,636.39	10/06/25
13	300572173	RT	Charleston	WV	Actual/360	3.990%	68,162.50	0.00	0.00	N/A	04/06/31	--	20,500,000.00	20,500,000.00	10/06/25
14	324750014	OF	Jacksonville	FL	Actual/360	4.978%	70,134.30	27,317.12	0.00	N/A	02/06/26	--	16,908,318.59	16,881,001.47	10/06/25
15	324750015	MF	San Pedro	CA	Actual/360	3.350%	50,250.00	0.00	0.00	N/A	02/06/31	--	18,000,000.00	18,000,000.00	10/06/25
16	301741526	IN	Halethorpe	MD	Actual/360	4.150%	57,883.85	0.00	0.00	N/A	03/06/31	--	16,737,500.00	16,737,500.00	10/06/25
17	301741535	LO	Various	Various	Actual/360	4.590%	56,751.46	25,176.05	0.00	N/A	04/06/31	--	14,836,983.01	14,811,806.96	10/06/25
18	324750018	MU	Bethesda	MD	Actual/360	4.030%	49,233.92	27,429.52	0.00	N/A	02/06/31	--	14,660,223.25	14,632,793.73	10/06/25
19	307331230	OF	Herndon	VA	Actual/360	4.020%	47,755.43	26,422.77	0.00	N/A	04/06/31	--	14,255,353.69	14,228,930.92	10/06/25
20	300572176	MF	Macomb	IL	Actual/360	5.100%	56,747.67	20,894.15	0.00	N/A	04/06/31	--	13,352,393.98	13,331,499.83	10/06/25
21	300572141	RT	Bensalem	PA	Actual/360	4.450%	42,673.72	20,291.13	0.00	N/A	01/06/31	10/06/30	11,507,520.15	11,487,229.02	10/06/25
22	301741494	RT	Athens	GA	Actual/360	3.900%	34,273.80	22,798.05	0.00	N/A	02/06/30	--	10,545,784.80	10,522,986.75	10/06/25
23	300572172	MH	Chico	CA	Actual/360	3.790%	35,373.33	0.00	0.00	N/A	03/06/31	--	11,200,000.00	11,200,000.00	10/06/25
24	300572137	RT	Various	Various	Actual/360	4.370%	37,140.64	18,297.19	0.00	N/A	12/06/30	--	10,198,801.70	10,180,504.51	02/06/25
25	310956915	OF	Ontario	CA	Actual/360	3.789%	32,317.32	16,542.47	0.00	N/A	04/11/31	--	10,235,096.67	10,218,554.20	10/11/25
26	300572164	MU	Brooklyn	NY	Actual/360	4.170%	35,792.50	0.00	0.00	N/A	02/06/31	--	10,300,000.00	10,300,000.00	10/06/25
27	324750027	RT	Various	Various	Actual/360	4.098%	34,928.62	0.00	0.00	N/A	03/06/31	--	10,228,000.00	10,228,000.00	10/06/25
28	300572179	IN	Valencia	CA	Actual/360	3.670%	27,076.95	23,901.76	0.00	N/A	04/06/31	--	8,853,498.74	8,829,596.98	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	324750029	IN	Dearborn	MI	Actual/360	3.924%	27,579.86	15,940.21	0.00	N/A	03/06/31	--	8,434,208.68	8,418,268.47	10/06/25
30	307331218	IN	Detroit	MI	Actual/360	4.300%	29,786.63	14,999.24	0.00	N/A	01/06/31	--	8,312,547.57	8,297,548.33	10/06/25
31	883101130	MF	Chicago	IL	Actual/360	3.958%	28,422.83	14,326.91	0.00	N/A	04/06/31	--	8,617,330.22	8,603,003.31	10/06/25
32	301741536	OF	Philadelphia	PA	Actual/360	3.990%	25,911.18	13,666.45	0.00	N/A	04/06/31	--	7,792,835.64	7,779,169.19	10/06/25
33	307331229	RT	Bayamón	PR	Actual/360	4.410%	28,150.50	0.00	0.00	N/A	04/06/31	--	7,660,000.00	7,660,000.00	10/06/25
34	301741537	RT	Sedona	AZ	Actual/360	3.910%	24,600.42	0.00	0.00	N/A	05/06/31	--	7,550,000.00	7,550,000.00	10/06/25
35	300572178	SS	Various	Various	Actual/360	4.440%	26,825.00	0.00	0.00	N/A	04/06/31	--	7,250,000.00	7,250,000.00	10/06/25
36	324750036	RT	Fort Wayne	IN	Actual/360	4.351%	25,453.35	0.00	0.00	N/A	03/06/31	--	7,020,000.00	7,020,000.00	10/06/25
37	301741525	IN	Mahwah	NJ	Actual/360	3.810%	22,225.00	0.00	0.00	N/A	03/06/31	--	7,000,000.00	7,000,000.00	10/06/25
38	310957380	SS	Oak Park	MI	Actual/360	3.807%	22,207.50	0.00	0.00	N/A	04/11/31	--	7,000,000.00	7,000,000.00	10/11/25
39	310957378	SS	Farmington Hills	MI	Actual/360	3.807%	22,207.50	0.00	0.00	N/A	04/11/31	--	7,000,000.00	7,000,000.00	10/11/25
40	324750040	MF	San Francisco	CA	Actual/360	4.158%	23,217.18	0.00	0.00	N/A	04/06/31	--	6,700,000.00	6,700,000.00	10/06/25
41	300572163	98	New York	NY	Actual/360	4.720%	25,566.67	0.00	0.00	N/A	02/06/31	--	6,500,000.00	6,500,000.00	10/06/25
42	300572169	MF	Largo	FL	Actual/360	4.760%	24,593.33	0.00	0.00	N/A	03/06/31	--	6,200,000.00	6,200,000.00	10/06/25
43	883101129	SS	Fort Myers	FL	Actual/360	4.397%	21,435.38	0.00	0.00	N/A	04/06/31	--	5,850,000.00	5,850,000.00	10/06/25
44	301741533	RT	Katy	TX	Actual/360	4.000%	19,333.33	0.00	0.00	N/A	04/06/31	--	5,800,000.00	5,800,000.00	10/06/25
45	301741531	MF	Marion	IN	Actual/360	4.270%	17,901.51	8,973.06	0.00	N/A	04/06/31	--	5,030,869.88	5,021,896.82	10/06/25
46	324750046	RT	Burbank	IL	Actual/360	3.618%	16,279.20	0.00	0.00	03/06/31	01/06/38	--	5,400,000.00	5,400,000.00	10/06/25
47	324750047	MF	Indianapolis	IN	Actual/360	3.964%	16,025.22	9,167.92	0.00	N/A	02/06/31	--	4,851,227.44	4,842,059.52	10/06/25
48	300572166	RT	Various	Various	Actual/360	5.000%	21,250.00	0.00	0.00	N/A	03/06/31	--	5,100,000.00	5,100,000.00	10/06/25
49	300572170	MF	Kansas City	KS	Actual/360	4.570%	17,801.46	7,996.62	0.00	N/A	03/06/31	--	4,674,344.10	4,666,347.48	10/06/25
50	300572175	MF	New Rochelle	NY	Actual/360	4.320%	17,100.00	0.00	0.00	N/A	04/06/31	--	4,750,000.00	4,750,000.00	10/06/25
51	324750051	RT	Coralville	IA	Actual/360	4.098%	14,855.25	0.00	0.00	N/A	03/06/31	--	4,350,000.00	4,350,000.00	10/06/25
52	300572181	LO	Nags Head	NC	Actual/360	5.700%	18,654.49	8,267.31	0.00	N/A	04/06/31	--	3,927,260.65	3,918,993.34	10/06/25
53	324750053	IN	Astoria	NY	Actual/360	4.457%	14,300.50	0.00	0.00	N/A	04/06/31	--	3,850,000.00	3,850,000.00	10/06/25
54	883101132	IN	Holland	MI	Actual/360	4.297%	11,325.60	5,617.71	0.00	N/A	04/06/31	01/06/31	3,162,839.37	3,157,221.66	10/06/25
55	324750055	RT	Germantown	TN	Actual/360	4.098%	10,586.50	0.00	0.00	N/A	03/06/31	--	3,100,000.00	3,100,000.00	10/06/25
56	324750056	OF	Lakeport	CA	Actual/360	4.482%	10,670.90	0.00	0.00	N/A	01/06/30	--	2,857,000.00	2,857,000.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	300572183	MH	Various	LA	Actual/360	4.400%	8,965.35	4,555.19	0.00	N/A	04/11/30	--	2,445,094.48	2,440,539.29	10/11/25
58	883101133	MF	Miami Beach	FL	Actual/360	4.380%	9,581.25	0.00	0.00	N/A	04/06/31	--	2,625,000.00	2,625,000.00	10/06/25
59	307331228	MU	Lake Zurich	IL	Actual/360	4.200%	8,458.17	4,378.53	0.00	N/A	03/06/31	--	2,416,619.25	2,412,240.72	10/06/25
60	307331220	MH	Bartow	FL	Actual/360	4.260%	7,879.06	4,735.98	0.00	N/A	02/06/31	--	2,219,453.57	2,214,717.59	10/06/25
61	324750061	SS	Phoenix	AZ	Actual/360	3.409%	6,463.28	0.00	0.00	N/A	01/06/31	--	2,275,000.00	2,275,000.00	10/06/25
62	300572182	SS	Dunedin	FL	Actual/360	4.500%	7,707.43	3,122.97	0.00	N/A	04/11/30	--	2,055,313.96	2,052,190.99	10/11/25
63	307331227	RT	Port Wentworth	GA	Actual/360	4.510%	4,510.00	0.00	0.00	N/A	03/06/31	--	1,200,000.00	1,200,000.00	10/06/25
7A	324750107				Actual/360	3.717%	19,699.16	12,589.97	0.00	N/A	12/06/30	--	6,358,840.98	6,346,251.01	10/06/25
Totals							2,661,542.90	468,676.56	0.00				806,319,114.64	805,850,438.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,683,634.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,531,653.71	3,362,343.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,638,698.34	1,537,289.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,429,671.36	1,638,477.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	716,717,361.00	666,946,446.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,807,268.79	3,013,155.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,656,236.00	14,464,393.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,709,973.76	1,415,821.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,309,290.32	613,514.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,801,318.04	1,118,573.09	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,495,105.67	1,154,986.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,009,480.46	992,648.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,525,701.16	1,265,831.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,080,353.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,260,229.12	1,744,464.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,654,238.50	808,646.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,917,829.12	2,712,302.35	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,420,874.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,786,349.90	1,500,349.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,383,891.15	375,441.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,043,409.75	583,721.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,252,366.64	0.00	--	--	09/11/25	0.00	0.00	55,296.75	443,157.82	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	842,002.81	405,064.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	847,094.30	421,848.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,096,997.78	584,647.09	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,052,883.56	155,983.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,134,797.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	799,071.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,059,571.86	425,237.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	692,580.00	346,290.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,476,437.55	782,023.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	866,954.59	496,269.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	733,403.49	138,947.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	780,035.62	391,454.85	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	688,201.06	352,595.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	840,798.46	431,340.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	760,542.68	397,422.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	705,000.00	388,500.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	787,170.33	433,709.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	545,424.57	125,674.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	785,355.44	394,074.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	484,155.89	125,102.56	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	468,486.78	233,593.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	551,429.79	156,630.12	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	423,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	561,440.01	318,940.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	374,753.76	171,723.82	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	357,535.80	178,767.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	303,726.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	500,369.17	205,919.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	253,895.50	125,948.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	296,152.74	162,548.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	169,049.72	107,075.68	01/01/25	07/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	347,630.81	144,250.47	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	304,928.70	171,078.39	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	326,548.36	141,368.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	329,207.80	164,714.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	114,636.00	57,318.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	811,776,527.35	714,384,471.17				0.00	0.00	55,296.75	443,157.82	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	1	10,180,504.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.960842%	3.935997%	62
09/17/25	0	0.00	0	0.00	1	10,198,801.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961027%	3.936172%	63
08/15/25	0	0.00	0	0.00	1	10,215,796.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961194%	3.936331%	64
07/17/25	0	0.00	0	0.00	1	10,232,728.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961361%	3.936490%	65
06/17/25	0	0.00	0	0.00	1	10,250,836.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961543%	3.936662%	66
05/16/25	0	0.00	1	10,267,636.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961708%	3.936819%	67
04/17/25	1	10,285,617.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.961887%	3.936990%	68
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962051%	3.940328%	69
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962260%	3.940531%	70
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962421%	3.940688%	71
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962581%	3.940844%	72
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.962756%	3.946307%	73
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	300572137	02/06/25	7	6	55,296.75	443,157.82	27,598.47	10,322,639.39	03/21/25	98
Totals					55,296.75	443,157.82	27,598.47	10,322,639.39

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		16,881,001	16,881,001		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		24,500,000	24,500,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		29,359,946	29,359,946		0	0
> 60 Months		735,109,491	724,928,986	10,180,505		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	805,850,438	795,669,934	0	0	10,180,505	0
Sep-25	806,319,115	796,120,313	0	0	10,198,802	0
Aug-25	806,754,833	796,539,036	0	0	10,215,797	0
Jul-25	807,188,954	796,956,226	0	0	10,232,728	0
Jun-25	807,652,881	797,402,045	0	0	10,250,836	0
May-25	808,083,709	797,816,073	0	10,267,636	0	0
Apr-25	808,544,460	798,258,843	10,285,617	0	0	0
Mar-25	808,972,019	808,972,019	0	0	0	0
Feb-25	809,492,853	809,492,853	0	0	0	0
Jan-25	809,916,929	809,916,929	0	0	0	0
Dec-24	810,339,453	810,339,453	0	0	0	0
Nov-24	810,792,195	810,792,195	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	324750014	16,881,001.47	16,881,001.46	9,800,000.00	02/13/25	953,272.00	0.82000	12/31/24	02/06/26	303
24	300572137	10,180,504.51	10,322,639.39	18,545,000.00	--	1,164,093.64	1.75000	12/31/24	12/06/30	301
Totals		27,061,505.98	27,203,640.85	28,345,000.00		2,117,365.64

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	324750014	OF	FL	12/11/24	1

Asset transferred to special servicing, effective 12/11/24, due to Imminent Monetary Default, however, the loan remains payment current. Borrower and SS were working on documenting a modification agreement based on terms approved by lender, however, Borro wer informed SS that the investors are unwilling to contribute the capital required to consummate the transaction due to the upcoming maturity. Borrower and SS are now negotiating terms for a modification and extension of the loan.

24	300572137	RT	Various	03/21/25	98

Loan transferred to special servicing effective 3/21/2025 due to Imminent Monetary Default related to the bankruptcy and closure of multiple of the single-tenant properties that make up the portfolio. The Loan remains due for the March 2025 payment. Rite Aid filed Chapter 11 Bankruptcy on 10/15/2023 and 5/5/2025. As such, three portfolio tenants subsequently ceased to pay rent and vacated their respective properties. The special servicer has determined that only 3 of the 8 portfolio properties are open an d operating.The Borrower was sent a default notice, and the loan was accelerated. An ex parte federal complaint for receiver was filed in May 2025 and successfully granted in June 2025. The receiver has gained access to the collateral properties and found them to be in fair overall condition. Additionally, all monthly rents are being remitted to the receiver. Market information for each portfolio property has been obtained, and the receiver now intends to engage a third-party broker to market the portfoli o for sale on a RealInsight Marketplace auction.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	1,312.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,522.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,022.57	0.00	1,312.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,335.15

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31